Contingencies - Changes in provision for legal proceeds (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingencies
At the beginning of the year	BRL 385,757	BRL 345,669
Settlement	(53,563)	(19,027)
Reversal	(58,056)	(14,645)
New litigation	13,136	22,263
Accrual of financial charges	40,348	51,497
At the end of the year	BRL 327,622	BRL 385,757